Debentures (Details 1) R$ in Thousands	Dec. 31, 2024 BRL (R$)
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Gross debt	R$ 10,717,343
Transaction cost	(115,088)
Net debt	10,602,255
2026
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Gross debt	2,214,018
Transaction cost	(25,094)
Net debt	2,188,924
2027
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Gross debt	1,409,332
Transaction cost	(17,415)
Net debt	1,391,917
2028
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Gross debt	742,135
Transaction cost	(14,311)
Net debt	727,824
2029
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Gross debt	1,497,833
Transaction cost	(14,027)
Net debt	1,483,806
2030
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Gross debt	1,746,751
Transaction cost	(13,268)
Net debt	1,733,483
After 2030
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Gross debt	3,107,274
Transaction cost	(30,973)
Net debt	R$ 3,076,301